Bank Loans (Details Textual) - USD ($)					1 Months Ended					3 Months Ended
	Jan. 08, 2019	Oct. 01, 2018	Sep. 06, 2017	Jun. 12, 2017	Jan. 21, 2019	Jan. 18, 2019	Jul. 19, 2017	Apr. 30, 2017	Jun. 28, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Aug. 25, 2018	Jun. 27, 2018
Bank Loans (Textual)
Principal amount													$ 250,000	$ 250,000
Cathay United Loan Agreement [Member]
Bank Loans (Textual)
Principal amount		$ 2,430,050	$ 243,000						$ 243,000
Maturity date									Jun. 28, 2017
Debt instrument term		1 year	1 year						1 year
Bears interest floating rate									1.15%	2.22%		2.22%
Debt instrument due date		Sep. 06, 2019	Sep. 06, 2018
Interest expenses										$ 1,330	$ 1,402
Cathay United Loan Agreement [Member] | NT [Member]
Bank Loans (Textual)
Principal amount		$ 7,500,000	$ 7,500,000						$ 7,500,000
CTBC Loan Agreements [Member]
Bank Loans (Textual)
Principal amount				$ 324,000			$ 324,000
Maturity date				Jan. 19, 2018		Jul. 18, 2019	Jan. 19, 2018
Debt instrument term				1 year			1 year
Bears interest floating rate						1.63%
Interest expenses										2,604	2,736
CTBC Loan Agreements [Member] | NT [Member]
Bank Loans (Textual)
Principal amount				$ 10,000,000			$ 10,000,000
Loan Agreement [Member]
Bank Loans (Textual)
Principal amount					$ 1,000,000
Maturity date					Jan. 01, 2020
Interest expenses										$ 9,527	0
Received loan amount					$ 500,000
Exceeding amount	$ 500,000
Regular interest rate, description					The Note executed in connection with the Cathay Loan Agreement bears an interest rate (the "Regular Interest Rate") equal to the sum of one percent (1%) and the prime rate as published in the Wall Street Journal (the "Index") and the accrued interest shall become payable each month from February 1, 2019. Pursuant to the Note, the Company shall pay the entire outstanding principal plus accrued unpaid interest on the Maturity Date and may prepay portion or all of the Note before the Maturity Date without penalty. If the Company defaults on the Note, the default interest rate shall become five percent (5%) plus the Regular Interest Rate.
Cathay United Bank [Member]
Bank Loans (Textual)
Maturity date								Apr. 30, 2020
Bears interest floating rate										2.24%		2.24%
Interest expenses										$ 284	$ 680
Cathay United Bank [Member] | Minimum [Member]
Bank Loans (Textual)
Bears interest floating rate								0.77%
Cathay United Bank [Member] | Maximum [Member]
Bank Loans (Textual)
Bears interest floating rate								1.17%
Cathay United Bank [Member] | April 30, 2010 [Member]
Bank Loans (Textual)
Principal amount										$ 288,360
Maturity date										Apr. 30, 2017
Debt instrument term										7 years
Cathay United Bank [Member] | NT [Member] | April 30, 2010 [Member]
Bank Loans (Textual)
Principal amount										$ 8,900,000